Segment Net Sales (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Jan. 31, 2014	Oct. 31, 2013	Jul. 31, 2013	Apr. 30, 2013	Jan. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012
Segment Reporting Information [Line Items]
Net sales	$ 128,786	$ 114,876	$ 116,101	$ 113,313	$ 126,960	$ 113,077	$ 113,412	$ 112,155	$ 473,076	$ 465,604	$ 443,416
Operating Income (Loss)									26,872	27,725	26,491
Interest Income (Expense), Net									(2,216)	(2,063)	(2,159)
Income from continuing operations before income taxes									24,656	25,662	24,332
Assets	204,751				203,105				204,751	203,105	193,406
Depreciation and Amortization									8,870	8,478	8,130
Capital Expenditures									13,115	12,898	13,510
Walmart U.S.
Segment Reporting Information [Line Items]
Net sales									279,406	274,433	264,186
Operating Income (Loss)									22,351	21,491	20,381
Interest Expense
Income from continuing operations before income taxes
Assets	98,745				96,234				98,745	96,234	93,143
Depreciation and Amortization									4,660	4,586	4,557
Capital Expenditures									6,378	5,994	6,226
Walmart International
Segment Reporting Information [Line Items]
Net sales									136,513	134,748	125,435
Operating Income (Loss)									5,454	6,617	6,113
Interest Expense
Income from continuing operations before income taxes
Assets	85,370				85,695				85,370	85,695	81,289
Depreciation and Amortization									2,658	2,605	2,438
Capital Expenditures									4,463	4,640	5,274
Sam's Club
Segment Reporting Information [Line Items]
Net sales									57,157	56,423	53,795
Operating Income (Loss)									1,975	1,960	1,844
Interest Expense
Income from continuing operations before income taxes
Assets	14,053				13,479				14,053	13,479	12,824
Depreciation and Amortization									645	617	595
Capital Expenditures									1,071	868	823
Corporate and support
Segment Reporting Information [Line Items]
Net sales									0	0	0
Operating Income (Loss)									(2,908)	(2,343)	(1,847)
Interest Expense
Income from continuing operations before income taxes
Assets	6,583				7,697				6,583	7,697	6,150
Depreciation and Amortization									907	670	540
Capital Expenditures									$ 1,203	$ 1,396	$ 1,187